Share Capital	12 Months Ended
Jan. 31, 2020
Disclosure of classes of share capital [abstract]
Share Capital

23	Share Capital

	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
4,697,204 (2019: 296,409) Ordinary shares	170,193	134,183

(a) Ordinary shares

	For the Year Ended 31 January 2020 NZ$000’s	For the Year Ended 31 January 2019 NZ$000’s
At the beginning of the reporting period	134,183	68,727
Issuance of new shares
- Cash collected	12,586	23,248
- Settle shareholder loan	-	12,242
- Shares issued in lieu of consultancy fee	-	692
- Shares issued in lieu of inventory payment	15, 525	4,047
- Shares issued in lieu of related party loan	1,546	-
Convertible note conversion	5,979	4,159
Warrants issued	374	-
Business combination with Naked Brand Group Inc.	-	14,196
Asset acquisition of FOH Online Inc.	-	6,872
At the end of the reporting period	170,193	134,183

The holders of ordinary shares are entitled to participate in dividends and the proceeds on winding up of the Group. On a show of hands at meetings of the Group, each holder of ordinary shares has one vote in person or by proxy, and upon a poll each share is entitled to one vote.

On 20 December 2019 the company executed a 1-100 reverse share split reducing the number of shares. The reverse split has also been reflected in the prior year number of shares.

The Group does not have authorised capital or par value in respect of its shares.

(b) Capital Management

The key objectives of the Group when managing capital is to safeguard its ability to continue as a going concern and maintain optimal benefits to stakeholders. Management also aims to maintain a capital structure that ensures the lowest cost of capital available to the entity. The Group defines capital as its equity and net debt.

There has been no change to capital risk management policies during the year.

Management are constantly adjusting the capital structure to take advantage of favourable costs of capital or high return on assets. As the market is constantly changing, management may change the amount of dividends to be paid to shareholders, return capital to shareholders or sell assets to reduce debt. The Group is not subject to any externally imposed capital requirements.

The gearing ratio for the years ended 31 January 2020 and 31 January 2019 are as follows:

	Note	31 January 2020 NZ$000’s	31 January 2019 NZ$000’s
Total borrowings	20	38,913	20,967
Less Cash and cash equivalents	12	(3,791)	(1,962)
Net debt		35,122	19,005
Equity		(6,284)	10,519
Total capital		28,838	29,524
Gearing ratio		122%	64%

(c)         Warrants

The following warrants were outstanding as at 31 January 2020 (31 January 2019: 49,000*).

Average Exercise Price (USD)	Issue Date	Expiry Date	No. of warrants
	Mar-19	Mar-23	14,000
	Mar-19	Mar-24	3,921
$0.01 - $0.50	Apr-19	Apr-22	500
	May-19	May-21	10,000
	Jul-19	May-25	170,100
	Aug-19	Feb-25	285,714
	Aug-19	Aug-24	22,857
$0.50 - $1.00	Mar-19	Mar-21	42,280
$1.50 - $2.00	Nov-17	Nov-21	2,000
	Oct-18	Oct-21	20,000

	Dec-17	Dec-20	10,660
	Apr-18	Apr-20	5,140
$2.01 - $4.00	May-18	Mar-20	2,030
	Jun-18	Jun-20	3,430
	Jun-18	Jun-23	8,000

	Mar-19	Jun-20	6,670
$4.01+	May-18	May-21	2,820

Total number of outstanding warrants as at 31 January 2020			610,122

* On 20 December 2019 the company executed a 1-100 reverse share split reducing the number of warrants. The reverse split has also been reflected in the prior year number of warrants outstanding.